DISPOSITIONS AND ACQUISITIONS (Redeemable Noncontrolling Interest) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($) ft $ / shares shares	Jun. 03, 2013 USD ($)	May 31, 2013 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Gain on investment in McMoRan Exploration Co. (MMR)	$ 0	$ 0	$ 128,000,000
Redeemable noncontrolling interest	764,000,000	751,000,000			$ 259,000,000
Payments for Repurchase of Preferred Stock and Preference Stock	$ 0	$ 0	$ 228,000,000
Royalty Trust Units Issued, Conversion of Debt or Equity Instrument			17,700,000
Royalty Trust Units, Fair Value Disclosure					$ 31,000,000
Plains Offshore Operations Inc. [Member]
Redeemable Noncontrolling Interest [Line Items]
Preferred Stock Of Subsidiary | shares		24,000		450,000
Proceeds from Issuance of Convertible Preferred Stock		$ 24,000,000		$ 450,000,000
Class of Warrants or Rights, Exercise Price of Warrants or Rights | $ / shares				$ 20
Nondetachable Warrants | shares		500,000		9,100,000
Common Stock Held In Escrow | shares				87,000,000
Equity Interest Held By Outside Party, Percent				20.00%
Preferred Stock Quarterly Cash Dividend Annual Rate Percentage			8.00%
Preferred Stock Dividend Rate Percentage Deferred			2.00%
Dividends Payable			$ 47,000,000
Participating Dividends Future Multiple			4
Redeemable noncontrolling interest						$ 708,000,000
8% Convertible Perpetual Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Preferred Stock, Dividend Rate, Percentage			8.00%
5.75% Convertible Perpetual Preferred Stock, Series 1 [Member]
Redeemable Noncontrolling Interest [Line Items]
Preferred Stock, Dividend Rate, Percentage			5.75%
Minimum [Member] | Plains Offshore Operations Inc. [Member]
Redeemable Noncontrolling Interest [Line Items]
Depth of Oil and Gas Properties | ft				500